Right of Use Asset and Operating Lease Liability - Schedule of future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Leases [Abstract]
2026	$ 2,766	$ 2,900
2027	1,171	2,014
2028	602	981
2029	0	251
Total undiscounted lease liabilities	4,538	6,146
Interest on lease liabilities	(235)	(406)
Total present value of minimum lease payments	4,303	5,740
Lease liability - current portion	(2,548)	(2,645)
Lease liability	$ 1,755	$ 3,095